Balance Sheet Details (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid insurance	$ 796,282	$ 122,004	$ 148,789
Prepaid regulatory fees	208,367	312,551
Prepaid research and development	89,195	89,195	231,981
Prepaid professional fees		70,708
Prepaid other	87,879	175,695	88,462
Total	$ 1,181,723	$ 770,153	$ 469,232